SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development and advertising costs, Government grants, Capitalized interest and Debt issuance cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and development and advertising costs
Research and development expenses	¥ 35,806	¥ 39,343	¥ 40,049
Advertising costs	8,639	15,043	14,778
Government grants
Deferred government grants	30,741	22,245
Capitalized interest
Total interest costs	2,084,565	1,805,434	1,402,015
Less: interest costs capitalized	(196,678)	(150,697)	(85,509)
Interest expenses	1,887,887	1,654,737	¥ 1,316,506
Debt issuance costs
Unamortised debt issuance costs	186,313	197,119
Property and equipment, net
Government grants
Deferred government grants	7,299	0
Noncurrent liabilities
Government grants
Deferred government grants	¥ 30,741	¥ 22,245